Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2017
Prospectus

Effective May 31, 2018, Fidelity® Series Emerging Markets Fund has been renamed Fidelity® Series Emerging Markets Opportunities Fund. As a result, all references to Fidelity® Series Emerging Markets Fund in the prospectus are replaced with Fidelity® Series Emerging Markets Opportunities Fund.

GSV-S-18-01 1.928460.110	May 31, 2018

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective May 31, 2018, Fidelity® Series Emerging Markets Fund has been renamed Fidelity® Series Emerging Markets Opportunities Fund. As a result, all references to Fidelity® Series Emerging Markets Fund in the SAI are replaced with Fidelity® Series Emerging Markets Opportunities Fund.

GSV-SB-18-01 1.918664.108	May 31, 2018